Lease liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of maturity analysis

The maturity analysis of the lease liabilities are as follows:

	2025	2024
	USD	USD

Minimum lease payments:
Less than one year	499,557	329,071
Later than one year but not later than five years	463,873	202,421
More than five years	71,705	-

Total minimum lease payments	1,035,135	531,492
Less: Unearned interest	(73,260)	(31,184)

Present value of lease liabilities	961,875	500,308

Schedule of lease liabilities	The lease liabilities component is analysed as follows:
	2025	2024
	USD	USD

Current	223,630	305,946
Non-current	738,245	194,362

	961,875	500,308

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of maturity analysis
	Total owing	Payable within one year	Payable between 1 and 5 years	Payable after 5 years
Undiscounted amounts	6,329,843	668,752	4,237,173	1,423,919
Unearned interest	(2,390,565)	(462,865)	(1,743,855)	(183,845)
Total lease liability	3,939,279	205,887	2,493,318	1,240,074

Schedule of lease liabilities
Unit E4 The Point office park	3,939,279	-
Non-current liabilities	3,733,392	-
Current liabilities	205,887	-
	3,939,279	-

Schedule of lease liability reconciliation
Lease liability reconciliation
Opening Balance	-	-
Additions	404,635	-
Lease payments	(423,264)	-
Interest on lease liability	316,908	-
Total lease liability	3,939,279	-
Current lease liability	205,887	-
Non-current lease liability	3,733,392	-